Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions		3 Months Ended				12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Operating Revenues
Total operating revenues		$ 232	$ 272	$ 283	$ 234	$ 1,021	[1]	$ 953	[1]	$ 828	[1]
Operating Costs and Expenses
Cost of operations	[1]					306		321		277
Depreciation and amortization	[1]					297		297		233
Impairment losses	[1],[2]					183		0		0
General and administrative	[1]					16		12		8
Acquisition-related transaction and integration costs	[1]					1		3		4
Total operating costs and expenses	[1]					803		633		522
Operating Income		(99)	117	128	72	218	[1]	320	[1]	306	[1]
Other Income (Expense)
Equity in earnings of unconsolidated affiliates	[1],[2]					60		31		22
Other income, net	[1]					3		3		6
Gains (Losses) on Extinguishment of Debt	[1],[2]					0		(9)		(1)
Interest expense	[1]					(280)		(263)		(216)
Total other expense, net	[1]					(217)		(238)		(189)
Income Before Income Taxes	[1]					1		82		117
Income tax (benefit) expense	[1]					(1)		12		4
Net Income		(126)	47	63	1	2	[1],[2]	70	[1],[2],[3]	113	[1],[2],[3]
Less: Pre-acquisition net income (loss) of Drop Down Assets	[1],[3]					27		(5)		49
Net (Loss) Income Excluding Pre-acquisition Net Income (Loss) of Drop Down Assets	[1]					(25)		75		64
Less: Net (loss) income attributable to noncontrolling interests	[1]					(82)		42		48
Net income attributable to NRG Yield, Inc.		$ (13)	$ 33	$ 32	$ 5	57	[1]	33	[1]	16	[1]
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders
Earnings Per Share, Basic		$ (0.14)	$ 0.34	$ 0.33	$ 0.05
Dividends Per Class A Common Share		$ 0.25	$ 0.24	$ 0.23
Noncontrolling Interest [Member]
Other Income (Expense)
Less: Pre-acquisition net income (loss) of Drop Down Assets						27		(5)		49
Net (Loss) Income Excluding Pre-acquisition Net Income (Loss) of Drop Down Assets						(82)		42		$ 48
Common Class A [Member]
Other Income (Expense)
Net income attributable to NRG Yield, Inc.						$ 20		$ 14
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders
Weighted average number of common shares outstanding — basic and diluted	[1]					35		35		28
Weighted Average Number of Shares Outstanding, Diluted		35	49	49	35
Weighted Average Number of Shares Outstanding, Basic		35	35	35	35
Earnings per weighted average common share — basic and diluted	[1],[4]					$ 0.58		$ 0.40		$ 0.30
Earnings Per Share, Diluted		$ (0.14)	$ 0.30	$ 0.29	$ 0.05
Dividends Per Class A Common Share					$ 0.225	$ 0.945	[1]	$ 1.015	[1]	$ 1.42	[1]
Common Class C [Member]
Other Income (Expense)
Net income attributable to NRG Yield, Inc.						$ 37		$ 19
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders
Weighted average number of common shares outstanding — basic and diluted	[1]					63		49		28
Weighted Average Number of Shares Outstanding, Diluted		63	73	73	63
Weighted Average Number of Shares Outstanding, Basic		63	63	63	63
Earnings Per Share, Basic	[4]					$ 0.58		$ 0.40
Earnings Per Share, Diluted		$ (0.14)	$ 0.32	$ 0.31	$ 0.05
Dividends Per Class A Common Share	[1]					$ 0.945		$ 0.625

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.